              As filed with the Securities and Exchange Commission
                             on    February 14, 1997
                                         Registration Nos. 33-21660 and 811-5551



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT
   OF 1933                                                     [ ]

             Pre-Effective Amendment No.                       [ ]


             Post-Effective Amendment No.  21                  [X]


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940                                         [ ]


             Amendment No.  22                                [X]



                              AMSOUTH MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (800) 451-8379
              (Registrant's Telephone Number, Including Area Code)

                      Name and address
                      of agent for service:             Copy to:

                      Mr. J. David Huber                Alan G. Priest, Esq.
                      AmSouth Mutual Funds              Ropes & Gray
                      3435 Stelzer Road                 1301 K Street, N.W.
                      Columbus, Ohio  43219             Suite 800 East
                                                        Washington, D.C. 20005


     It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X}  on March 17, 1997 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(i)

[ ]  on (date) pursuant to paragraph (a)(i)

[ ]  75 days after filing pursuant to paragraph (a)(ii)

[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


     The Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2. The Registrant has filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1996 on September 25, 1996.

                         AmSouth Prime Obligations Fund
                           AmSouth U.S. Treasury Fund
                             AmSouth Tax Exempt Fund
                          AmSouth Florida Tax-Free Fund
                           AmSouth Municipal Bond Fund

     The information required by Items 1 through 9 for the above-referenced investment portfolios of AmSouth Mutual Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 27, 1996. The information requested by Items 10 through 23 for the above-referenced portfolios of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 23, 1996.


                               AmSouth Equity Fund
                          AmSouth Regional Equity Fund
                              AmSouth Balanced Fund
                           AmSouth Capital Growth Fund
                             AmSouth Small Cap Fund
                           AmSouth Equity Income Fund


         The information required by Items 1 through 9 and Items 10 through 23 for the above-referenced investment portfolios of the Registrant is hereby incorporated by reference to Parts A and B of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 23, 1996.

                   Part C of Post-Effective Amendment No.  21

                                       to
                             Registration Statement
                                       of
                              AMSOUTH MUTUAL FUNDS


PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)     Financial Statements.

                      All required financial statements are included in Parts A and B hereof.

     (b)     Exhibits:

                       (1) Amended Declaration of Trust, dated as of June 25, 1993 and filed on August 19, 1993 -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on
                                Form N-1A (File No. 33-21660).

                       (2)      (a)    By-laws -- incorporated by reference to
                                       the Registrant's initial Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b)    Amendment No. 1 to By-laws --
                                       incorporated by reference to
                                       Post-Effective Amendment No. 3 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                       (3)      None.

                       (4)             (a) Article III, Sections 4 and 5;
                                       Article IV, Sections 1 and 6; Article V;
                                       Article VIII, Section 4; and Article IX,
                                       Sections 1, 4 and 7 of the Amended
                                       Declaration of Trust -- incorporated by
                                       reference to Post-Effective Amendment No.
                                       11 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b) Article 11 of The By-laws -- incorporated by reference to the Registrant's initial Registration Statement on Form N-1A (File No. 33-21660).

                                (c)    Amendment No. 1 to By-laws --
                                       incorporated by reference to
                                       Post-Effective Amendment No. 3 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                       (5)      (a)    Investment Advisory Agreement dated as of
                                       August 1, 1988 between the Registrant and
                                       AmSouth Bank N.A. -- incorporated by
                                       reference to Post-Effective Amendment No.
                                       1 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b) Amendment No. 1 dated as of December 5, 1989 to Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank N.A. --incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (c)    Amended Schedule to the Investment
                                       Advisory Agreement between the Registrant and AmSouth Bank N.A. with respect to the Florida Tax-Free Fund -- incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (d)    Form of Amended Schedule A to the
                                       Investment Advisory Agreement between the
                                       Registrant and AmSouth Bank, N.A. --
                                       incorporated by reference to
                                       Post-Effective Amendment No. 20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).


                                (e) Investment Advisory Agreement between the Group and AmSouth Bank N.A. dated as of January 20, 1989 with respect to The ASO Outlook Group Limited Maturity Fund -- incorporated by reference to
                                       Post-Effective Amendment No. 2 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                                (f) Amendment No. 1 dated as of December 5, 1989 to the Investment Advisory Agreement dated as of January 20, 1989 between the Registrant and AmSouth Bank, N.A. -- incorporated by reference to
                                       Post-Effective Amendment No. 4
                                       to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                      (6)       (a)    Distribution Agreement dated as of
                                       October 1, 1993 between the Registrant
                                       and The Winsbury Company -- incorporated by reference to Post-Effective Amendment
                                       No. 12 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b)    Amended Schedule to the Distribution
                                       Agreement between the Registrant and The
                                       Winsbury Company with respect to the
                                       Florida Tax-Free Fund -- incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (c)    Form of Amended Schedule A to the
                                       Distribution Agreement between the
                                       Registrant and The Winsbury Company
                                       Limited Partnership -- incorporated by
                                       reference to Post-Effective Amendment No.
                                       20 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).


                                (d)    Dealer Agreement between The Winsbury
                                       Company and AmSouth Investment Services,
                                       Inc. -- incorporated by reference to
                                       Post-Effective Amendment No. 5 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                                (e)    Dealer Agreement between The Winsbury
                                       Company and National Financial Services
                                       Corporation -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (f)    Dealer Agreement between The Winsbury
                                       Company and AmSouth Bank N.A. --
                                       incorporated by reference to Post-
                                       Effective Amendment No. 5 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                       (7)      None.

                       (8)      (a)    Custodial Services Agreement dated as of
                                       May 25, 1995 between the Registrant and
                                       Bank of California, N.A. -- incorporated by reference to Post-Effective Amendment
                                       No. 17 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).


                                (b)    Form of Schedule A to the Custodian
                                       Agreement between the Registrant and Bank of California, N.A. -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (c) Form of Custodian Agreement between the Registrant and AmSouth Bank of Alabama -- incorporated by reference to
                                       Post-Effective Amendment No. 19 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                       (9) (a) Management and Administration Agreement dated as of April 1, 1996 between the Registrant and ASO Services Company -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (b)    Form of Amended Schedule A to the
                                       Management and Administration Agreement
                                       between the Registrant and ASO Services
                                       Company -- incorporated by reference to
                                       Post-Effective Amendment No. 20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).


                                (c) Sub-Administration Agreement between ASO Services Company and AmSouth Bank of Alabama -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (d) Form of Amended Schedules A and B to the Sub- Administration Agreement between ASO Services Company and AmSouth Bank of Alabama -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (e) Sub-Administration Agreement between ASO Services Company and BISYS -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (f) Form of Amended Schedules A and B to the Sub- Administration Agreement between ASO Services Company and BISYS Fund Services -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (g) Transfer Agency and Shareholder Service Agreement dated as of January 16, 1989 between the Registrant and The Winsbury Service Corporation) -- incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (h) Amended Schedule D dated as of April 5, 1993 to the Transfer Agency and Shareholder Services Agreement between the Registrant and The Winsbury Service Corporation -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (i) Amended Schedule to the Transfer Agency and Shareholder Services Agreement between the Registrant and The Winsbury Service Corporation with respect to the Florida Tax-Free Fund -- incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                                (j)    Form of Amended Schedule A to the
                                       Transfer Agency and Shareholder Services
                                       Agreement between Registrant and the
                                       Winsbury Service Corporation --
                                       incorporated by reference to
                                       Post-Effective Amendment No. 20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).


                                (k)    Fund Accounting Agreement dated as of
                                       April 1, 1996 between the Registrant and
                                       BISYS Fund Services -- incorporated by
                                       reference to Post-Effective Amendment

                                       No. 19 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).


                                (l) Form of Amended Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                      (10) Opinion of Ropes & Gray -- incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                      (11)      (a)    Consent of Coopers & Lybrand L.L.P. is
                                       filed herewith.

                                (b)    Consent of Ropes & Gray is filed
                                       herewith.

                      (12)      None.

                      (13)      (a)    Purchase Agreement between the Registrant
                                       and Winsbury Associates incorporated by
                                       reference to Post-Effective Amendment No.
                                       1 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (c) Purchase Agreement between the Registrant and Winsbury Associates relating to the Alabama Tax-Free Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (d) Purchase Agreement between the Registrant and Winsbury Service Corporation relating to the Florida Tax-Free Fund is incorporated by reference to
                                       Post-Effective Amendment No. 13 to the
                                       Registrant's Registration Statement on
                                       Form N-1A (File No. 33-21660).

                      (14)      None.

                      (15)      None.

                      (16) Performance Calculation Schedules are incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                      (17)      (a)    Financial Data Schedule for the AmSouth
                                       Prime Obligations Fund - Premier Shares

                                (b) Financial Data Schedule for the AmSouth U.S. Treasury Fund - Premier Shares

                                (c) Financial Data Schedule for the AmSouth Tax Exempt Fund - Premier Shares

                                (d) Financial Data Schedule for the AmSouth Prime Obligations Fund -- Classic Shares

                                (e) Financial Data Schedule for the AmSouth U.S. Treasury Fund -- Classic Shares

                                (f) Financial Data Schedule for the AmSouth Tax-Exempt Fund -- Classic Shares

                                (g) Financial Data Schedule for the AmSouth Equity Fund

                                (h) Financial Data Schedule for the AmSouth Regional Equity Fund

                                (i) Financial Data Schedule for the AmSouth Balanced Fund

                                (j) Financial Data Schedule for the AmSouth Bond Fund

                                (k) Financial Data Schedule for the AmSouth Limited Maturity Fund

                                (l) Financial Data Schedule for the AmSouth Government Income Fund

                                (m) Financial Data Schedule for the AmSouth Florida Tax-Free Fund

                      (18)      (a)    Multiple Class Plan for the AmSouth
                                       Prime Obligations Fund, the AmSouth U.S.
                                       Treasury Fund and the AmSouth Tax Exempt
                                       Fund is incorporated by reference to
                                       Exhibit 18(a) to Post-Effective Amendment
                                       No. 18 to the Registrant's Registration
                                       Statement on Form N-1A (File No.
                                       33-21660).

                                (b) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                                (c) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

-------------

Item 25.              Persons Controlled By or Under Common Control with
                      Registrant

                      As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant's Prime Obligations Fund, Equity Fund, Regional Equity Fund, U.S. Treasury Fund, Tax Exempt Fund, Bond Fund, Limited Maturity Fund, Municipal Bond Fund, Government Income Fund, Florida Tax-Free Fund, or Balanced Fund.

Item 26.              Number of Holders of Securities


                      As of January 31, 1997, the number of record holders of the Registrant's respective series of shares were as follows:


                                                                                          NUMBER OF
                      TITLE OF SERIES                                                  RECORD HOLDERS
                      Prime Obligations Fund -- Premier Shares                               8

                      U.S. Treasury Fund -- Premier Shares                                   8

                      Tax Exempt Fund -- Premier Shares                                      4

                      Prime Obligations Fund -- Classic Shares                              23

                      U.S. Treasury Fund -- Classic Shares                                  13

                      Tax-Exempt Fund -- Classic Shares                                     16

                      Equity Fund                                                        2,888

                      Regional Equity Fund                                               3,198

                      Bond Fund                                                            357

                      Limited Maturity Fund                                                154

                      Municipal Bond Fund                                                    0

                      Balanced Fund                                                      2,744

                      Government Income Fund                                               496

                      Florida Tax-Free Fund                                                 58



Item 27.          Indemnification

                  Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

                  "Trustees, Officers, etc.

                  Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                  Compromise Payment

                  Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibits 6(a).

                  In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 28.          Business and Other Connections of Investment Advisor.


                  AmSouth Bank of Alabama ("AmSouth") is the investment advisor of each Fund of the Trust. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1996 of $18.4 billion and operated 272 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1996, AmSouth and
                  its affiliates had over   $7.1 billion in assets under
                  discretionary management and provided custody services for an
                  additional   $13.4 billion in securities. AmSouth is the
                  largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.


                  There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



Name and Position with          Other business, profession,
AmSouth Bank of Alabama         AmSouth Bank vocation, or employment


George W. Barber, Jr.           Chairman of the Board, Barber Dairies, Inc.,
Director                        39 Barber Ct., Birmingham, Alabama


William D. Biggs                Real Estate Investments

Director


William J. Cabaniss, Jr.        President, Precision Grinding Inc.,
Director                        P.O. Box 19925, Birmingham, Alabama


M. Miller Gorrie                President and Chief Executive Officer,
Director                        Brasfield and Gorrie General Contractor Inc.,
                                729 30th Street South, Birmingham, Alabama

James I. Harrison, Jr.                       President and Chief Executive Officer, Harco,
Director                                     Inc., 3925 Rice Mine Road, Tuscaloosa,
                                             Alabama


Mrs. H. Taylor Morrisette                    HTM Investment & Development, Inc., 3
Director                                     Taylor Place, Mobile, Alabama


C. Dowd Ritter                               None
Director, Chairman, President and
Chief Executive Officer

Michael C. Baker                             None
Senior Executive Vice President

David B. Edmonds                             None
Executive Vice President

James W. Emison                              None
Executive Vice President

Sloan D. Gibson, IV                          None
Senior Executive Vice President

O.B. Grayson Hall, Jr.                       None
Executive Vice President

Kristen M. Hudak                             None
Senior Executive Vice President
and Chief Financial Officer

John D. Kottmeyer                            None
Executive Vice President
and Treasurer

W. Charles Mayer, III                        None
Director and Senior Executive Vice
President

Candice W. Rogers                            None
Senior Executive Vice President

Robert R. Windelspecht                  None
Executive Vice President
and Controller

Stephen A. Yoder                        None
Executive Vice President
and General Counsel




Item 29.          Principal Underwriter.


         (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), formerly The Winsbury Company, acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of HighMark
         Funds, The Parkstone Group of Funds, The Victory Portfolios, The Sessions Group, the Conestoga Family of Funds, the American Performance Funds, The Arch Fund, Inc., the BB&T Mutual Funds Group, the Marketwatch Funds, The Coventry Group, The Pacific Capital Funds, the MMA Praxis Mutual Funds, The Riverfront Funds, Inc., the Qualivest Funds and the Summit Investment Trust, each of which is a management investment company. The parent of BISYS Fund Services is The BISYS Group, Inc.


         (b) Partners of BISYS Fund Services as of the date of this filing are as follows:


                                        Positions and offices with             Positions and
Name and Principal                      BISYS Fund Services,                   Offices with
Business Addresses                      Limited Partnership                    the Registrant
BISYS Fund Services,                    Sole General                           None
  Limited Partnership                     Partner
3435 Stelzer Road
Columbus, OH  43219

WC Subsidiary                           Sole Limited                           None
  Corporation                             Partner
150 Clove Road
Little Falls, NJ 07424

The BISYS Group, Inc.                   Sole Shareholder                       None
150 Clove Road
Little Falls, NJ 07424

Item 30.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)      AmSouth Mutual Funds
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           Attention:  Secretary
                           (Registrant)

                  (2)      AmSouth Bank of Alabama
                           1901 Sixth Avenue - North
                           Birmingham, Alabama  35203
                           Attention:  Trust Investments
                           (Investment Advisor)

                  (3)      BISYS Fund Services, Limited Partnership
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           (Distributor)

                  (4)      ASO Services Company
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           (Administrator)

                  (5)      Union Bank of California, N.A.
                           475 Sansome Street
                           San Francisco, CA  94111
                           (Custodian)

                  (6)      BISYS Fund Services Ohio, Inc.
                           3435 Stelzer Road
                           Columbus, Ohio 43219
                           (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

Item 31.              Management Services

                      None.

Item 32.              Undertakings

                      The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding voting shares of any series of the Trust and will assist in shareholder communication in connection with calling a meeting for the purpose of removing one or more trustees.

                      The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 14th day of February, 1997.


                                                     AMSOUTH MUTUAL FUNDS,
                                                     Registrant

                                                     */s/ Sean M. Kelly
                                                      --------------------
                                                     Sean M. Kelly
                                                     President


Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 21 to the Registration Statement of AmSouth Mutual Funds has been signed below by the following persons in the capacities indicated on the 14th day of February, 1997.

Signature                                 Title                                   Date
*/s/ J. David Huber                       Trustee                           February 14, 1997
------------------------------------
J. David Huber


*/s/ Sean M. Kelly                        Chairman, President               February 14, 1997
------------------------------------
Sean M. Kelly


*/s/ Kevin Martin                         Treasurer                         February 14, 1997
------------------------------------
Kevin Martin


*/s/ James H. Woodward, Jr.               Trustee                           February 14, 1997
------------------------------------
James H. Woodward, Jr.


*/s/ Homer H. Turner, Jr.                 Trustee                           February 14, 1997
------------------------------------
Homer H. Turner, Jr.


*/s/ Wendell D. Cleaver                   Trustee                           February 14, 1997
------------------------------------
Wendell D. Cleaver

*/s/ Dick D. Briggs, Jr.                  Trustee           February 14, 1997
------------------------------------
Dick D. Briggs, Jr.

* By /s/ Alan G. Priest                                     February 14, 1997
     -------------------------------
     Alan G. Priest,
     Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY


         Dick D. Briggs, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Dick D. Briggs, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   12 October 1993                             /s/ Dick D. Briggs, Jr.
                                                     --------------------------
                                                     Dick D. Briggs, Jr.

                                POWER OF ATTORNEY


         Wendell D. Cleaver whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Wendell D. Cleaver and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   October 7, 1993                               /s/ Wendell Cleaver
                                                       ---------------------
                                                       Wendell D. Cleaver

                                POWER OF ATTORNEY


         J. David Huber whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee J. David Huber and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                        /s/ J. David Huber
                                                        ----------------------
                                                        J. David Huber

                                POWER OF ATTORNEY


         William J. Tomko whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William J. Tomko and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                         /s/ William J. Tomko
                                                         ----------------------
                                                         William J. Tomko

                                POWER OF ATTORNEY


         James H. Woodward, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee James H. Woodward, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                     /s/ James H. Woodward, Jr.
                                                     --------------------------
                                                     James H. Woodward, Jr.

                                POWER OF ATTORNEY


         Homer H. Turner, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Homer H. Turner, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   September 25, 1992                         /s/ Homer H. Turner, Jr.
                                                    ---------------------------
                                                    Homer H. Turner, Jr.

                                POWER OF ATTORNEY


         Sean M. Kelly whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Sean M. Kelly and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   10/1/96                                   /s/ Sean M. Kelly
                                                   --------------------------
                                                   Sean M. Kelly

                                POWER OF ATTORNEY


         Kevin Martin whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:    11/18/96                                      /s/ Kevin Martin
                                                        -----------------------
                                                        Kevin Martin

                                  EXHIBIT INDEX


Exhibit No.                       Description                              Page


11(a)    Consent of Coopers & Lybrand L.L.P.

11(b)    Consent of Ropes & Gray

27(a) Financial Data Schedule for the AmSouth Prime Obligations Fund -- Premier Shares

27(b)    Financial Data Schedule for the AmSouth U.S. Treasury Fund --
         Premier Shares

27(c)    Financial Data Schedule for the AmSouth Tax Exempt Fund --
         Premier Shares

27(d) Financial Data Schedule for the AmSouth Prime Obligations Fund -- Classic Shares

27(e)    Financial Data Schedule for the AmSouth U.S. Treasury
         Fund -- Classic Shares

27(f)    Financial Data Schedule for the AmSouth Tax-Exempt
         Fund -- Classic Shares

27(g)    Financial Data Schedule for the AmSouth Equity Fund

27(h)    Financial Data Schedule for the AmSouth Regional Equity Fund

27(i)    Financial Data Schedule for the AmSouth Balanced Fund

27(j)    Financial Data Schedule for the AmSouth Bond Fund

27(k)    Financial Data Schedule for the AmSouth Limited Maturity Fund

27(l)    Financial Data Schedule for the AmSouth Government Income
         Fund

27(m)    Financial Data Schedule for the AmSouth Florida Tax-Free Fund


                                       -1-